Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	€ 5,245,326	€ 4,731,555	€ 5,651,035
Long-lived assets	1,217,840	1,029,923	1,053,610
Japan [Member]
Segment Reporting Information [Line Items]
Net sales	201,664	292,309	405,595
Long-lived assets	3,340	19,585	69,001
Korea [Member]
Segment Reporting Information [Line Items]
Net sales	1,286,509	1,276,304	1,318,777
Long-lived assets	16,155	17,664	16,250
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales	139,313	98,554	436,308
Long-lived assets	1,109	968	1,167
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales	2,221,426	1,479,768	1,146,601
Long-lived assets	48,427	50,372	46,418
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Net sales	478,234	197,262	450,796
Long-lived assets	3,742	2,073	1,496
Netherlands [Member]
Segment Reporting Information [Line Items]
Net sales	11,525
Long-lived assets	969,192	869,736	851,612
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Net sales	187,030	256,192	505,129
Long-lived assets	2,600	1,571	1,198
United States [Member]
Segment Reporting Information [Line Items]
Net sales	719,625	1,131,166	1,387,829
Long-lived assets	€ 173,275	€ 67,954	€ 66,468